Statement of Cash Flows - Summary of The Reconciliation of Liabilities To The Cash Flows From Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 9,064	€ 7,956	€ 6,762
Inflows	13,530	7,500	4,325
Outflows	(1,850)	(8,556)
Additions	1,454	1,988	9,447
Disposals			(2,500)
Unpaid interest	1,340	0	500
FX	183	176	(78)
Reclassifications			(5,500)
Ending balance	23,721	9,064	7,956
Convertible bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		0	0
Inflows			5,000
Additions			5,000
Disposals			0
Unpaid interest			500
FX			0
Reclassifications			(5,500)
Ending balance			0
Short-term loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0	0
Inflows	13,110	7,500	0
Outflows	0	(7,500)
Additions	0	0	2,500
Disposals			(2,500)
Unpaid interest	1,330	0	0
FX	0	0	0
Reclassifications			0
Ending balance	14,440	0	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	9,027	7,956	6,762
Inflows	0	0	(675)
Outflows	(1,713)	(1,056)
Additions	1,439	1,951	1,947
Disposals			0
Unpaid interest	6	0	0
FX	183	176	(78)
Reclassifications			0
Ending balance	8,942	9,027	7,956
Other sundry financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	37	0
Inflows	420	0
Outflows	(137)	0
Additions	15	37
Unpaid interest	4	0
FX	0	0
Ending balance	€ 339	€ 37	€ 0